Stockholders' Equity - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 vote shares	Dec. 31, 2022 vote shares	Dec. 31, 2021 shares	Jun. 14, 2021 $ / shares shares
Equity [Abstract]
Capital stock, shares authorized (in shares)				510,000,000
Capital stock, par value (in dollars per share) | $ / shares				$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued (in shares)	226,852,590	226,265,161	221,960,000	207,300,000
Common stock, shares outstanding (in shares)	226,852,590	226,265,161	221,960,000	207,348,000
Preferred stock, shares issued (in shares)	0	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0	0
Common stock, number of votes per share | vote	1	1